(18) Stock Options and Warrants: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
	Three Months Ended December 31,
	2013	2012
Expected cash dividend yield	-	-
Expected stock price volatility	103%	-
Risk-free interest rate	0.10%	-
Expected life of options/warrants	1 Year	-